SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022
Accounting Policies [Abstract]
Provisions for doubtful accounts	$ 0	$ 0		$ 0	$ 0
Revenues	$ 86,000	$ 202,000		570,000	501,000
Revenue reserve accrual				0	$ 2,107,000
Employee retention tax credit						$ 1,300,000
Proceeds from employee retention tax credit			$ 1,300,000
Other nonoperating income				$ 1,300,000